Segmental information - Category analysis (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Sales	$ 15,181	$ 15,611	[1]
Spirits
Disclosure of products and services [line items]
Sales	12,409	12,904
Beer
Disclosure of products and services [line items]
Sales	2,063	2,008
Ready To Drink
Disclosure of products and services [line items]
Sales	496	564
Other
Disclosure of products and services [line items]
Sales	$ 213	$ 135

[1]	(1)See page F-7 for an explanation under Basis of preparation.